SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Sit International Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.3%

Asia - 29.1%

Australia - 7.1%
Atlassian Corp., PLC *	1,825	536,240
BHP Group, Ltd., ADR	4,200	324,450
Lynas Rare Earths, Ltd. *	35,775	285,214
Macquarie Group, Ltd.	2,600	393,209
Rio Tinto, PLC, ADR	4,400	353,760
Westpac Banking Corp., ADR	4,425	80,264

		1,973,137

China/Hong Kong - 7.9%
AIA Group, Ltd.	32,200	336,229
Alibaba Group Holding, Ltd., ADR *	2,350	255,680
Baidu, Inc., ADR *	1,575	208,372
Budweiser Brewing Co. APAC, Ltd.	21,500	56,774
China Tower Corp., Ltd.	1,342,000	150,226
CSPC Pharmaceutical Group, Ltd.	262,960	301,312
ENN Energy Holdings, Ltd.	18,400	274,821
JD.com, Inc. *	385	10,940
Ping An Insurance Group Co. of China, Ltd.	33,500	234,201
Tencent Holdings, Ltd.	8,100	373,364

		2,201,919

Japan - 8.9%
Astellas Pharma, Inc.	17,700	276,561
Keyence Corp.	1,000	463,703
Recruit Holdings Co., Ltd.	11,200	486,607
Shiseido Co., Ltd.	4,100	207,085
Sony Group Corp., ADR	6,300	647,073
Terumo Corp.	13,100	396,386

		2,477,415

Singapore - 2.8%
DBS Group Holdings, Ltd.	15,600	408,755
Sea, Ltd., ADR *	1,175	140,753
Singapore Technologies Engineering, Ltd.	78,400	237,477

		786,985

South Korea - 2.4%
LG Chem, Ltd.	975	426,042
Samsung Electronics Co., Ltd., GDR	185	260,764

		686,806

Europe - 58.3%

France - 9.1%
AXA SA	11,750	343,973
Dassault Systemes SE	13,125	644,813
Elis SA *	8,125	119,724
Faurecia SE	7,975	207,420
Safran SA	3,200	376,754
Schneider Electric SE	5,000	839,452

		2,532,136

Germany - 6.1%
adidas AG	550	128,164
Allianz SE	2,250	537,318
Deutsche Post AG	6,550	312,775
Infineon Technologies AG	5,700	192,831
Muenchener Rueckversicherungs AG	435	116,293

Name of Issuer	Quantity	Fair Value ($)

Siemens AG	3,100	429,249

		1,716,630

Ireland - 2.6%
CRH, PLC, ADR	4,800	192,288
Linde, PLC	500	159,715
STERIS, PLC	1,450	350,567

		702,570

Netherlands - 3.4%
ASML Holding NV	1,025	684,629
Stellantis NV	16,375	266,421

		951,050

Spain - 3.4%
Cellnex Telecom SA	9,442	454,391
Iberdrola SA	45,900	501,686

		956,077

Sweden - 2.4%
Hexagon AB	26,600	372,687
Telefonaktiebolaget LM Ericsson, ADR	32,350	295,679

		668,366

Switzerland - 14.0%
Barry Callebaut AG	55	128,945
Garmin, Ltd.	1,050	124,541
Interroll Holding AG	105	345,867
Logitech International SA	6,650	490,637
Lonza Group AG	590	427,516
Nestle SA	3,600	468,067
Novartis AG	1,950	171,194
Partners Group Holding AG	490	606,719
Roche Holding AG	1,675	662,734
TE Connectivity, Ltd.	1,100	144,078
Zurich Insurance Group AG	680	335,852

		3,906,150

United Kingdom - 17.3%
Ashtead Group, PLC	5,500	346,304
AstraZeneca, PLC, ADR	8,300	550,622
BAE Systems, PLC	52,600	493,991
Coca-Cola Europacific Partners, PLC	5,400	262,494
Compass Group, PLC	5,925	127,507
Dechra Pharmaceuticals, PLC	6,300	334,480
Diageo, PLC, ADR	2,775	563,713
Entain, PLC *	13,925	298,288
HomeServe, PLC	15,225	168,603
London Stock Exchange Group, PLC	5,100	531,831
Reckitt Benckiser Group, PLC	3,100	236,486
RELX, PLC	12,275	381,869
Shell, PLC, ADR	2,550	140,072
Smith & Nephew, PLC	25,250	401,598

		4,837,858

Latin America - 1.9%

Argentina - 1.9%
Globant SA *	2,050	537,243

MARCH 31, 2022	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Sit International Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

North America - 8.0%

Canada - 3.8%
Alimentation Couche-Tard, Inc.	7,400	333,375
BRP, Inc.	1,675	137,146
Colliers International Group, Inc.	1,600	208,640
Waste Connections, Inc.	2,750	384,175

		1,063,336

United States - 4.2%
Broadcom, Inc.	1,025	645,422
Euronet Worldwide, Inc. *	1,775	231,016
Mondelez International, Inc.	4,800	301,344

		1,177,782

Total Common Stocks (cost: $18,408,295)		27,175,460

Investment Companies 1.4%
iShares MSCI India ETF (cost $258,117)	8,700	387,760

Short-Term Securities - 0.8%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.12% (cost $226,998)	226,998	226,998

Total Investments in Securities - 99.5% (cost $18,893,410)		27,790,218

Other Assets and Liabilities, net - 0.5%		135,598

Total Net Assets - 100.0%		$27,925,816

*	Non-income producing security.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	15.3%
Health Technology	13.9
Producer Manufacturing	11.8
Electronic Technology	11.8
Technology Services	11.3
Consumer Non-Durables	8.4
Non-Energy Minerals	4.1
Consumer Durables	3.8
Consumer Services	2.9
Utilities	2.8
Communications	2.2
Retail Trade	2.1
Process Industries	2.1
Commercial Services	1.8
Industrial Services	1.4
Transportation	1.1
Energy Minerals	0.5
Investment Companies	1.4
Short-Term Securities	0.8

99.5
Other Assets and Liabilities, net	0.5

100.0%

2

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Sit International Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2022 is as follows:

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks

Argentina	537,243	—	—	537,243

Australia	1,214,450	758,687	—	1,973,137

Canada	1,063,336	—	—	1,063,336

China/Hong Kong	464,052	1,737,867	—	2,201,919

France	—	2,532,136	—	2,532,136

Germany	—	1,716,630	—	1,716,630

Ireland	702,570	—	—	702,570

Japan	647,073	1,830,342	—	2,477,415

Netherlands	684,629	266,421	—	951,050

Singapore	140,753	646,232	—	786,985

South Korea	—	686,806	—	686,806

Spain	—	956,077	—	956,077

Sweden	295,679	372,687	—	668,366

Switzerland	759,256	3,146,894	—	3,906,150

United Kingdom	1,685,504	3,152,354	—	4,837,858

United States	1,177,782	—	—	1,177,782

Investment Companies	387,760	—	—	387,760

Short-Term Securities	226,998	—	—	226,998

Total:	9,987,085	17,803,133	—	27,790,218

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

MARCH 31, 2022	3